LIABILITIES FOR ASSETS ACQUISITIONS AND ASSOCIATES (Tables)	6 Months Ended
Jun. 30, 2023
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Schedule of liabilities for assets acquisitions

	June 30,	December 31,
	2023	2022
Assets acquisitions
Vitex/Parkia (1)		1,758,365
		1,758,365
Business combinations
Facepa (2)	25,884	42,655
Vale Florestar Fundo de Investimento em Participações (“VFFIP”) (3)	254,980	261,302
	280,864	303,957
	280,864	2,062,322

Current	101,207	1,856,763
Non-current	179,657	205,559

1)	On June 22, 2022, the Company acquired all the shares of the Parkia structure companies, in the amount of US$667,000 (equivalent to R$3,444,255 on the date of execution of the agreement), upon the payment of US$330,000 (equivalent to R$1,704,054 on the date of the transaction), on June 22, 2023, the payment of the second installment in the amount of US$337,000 (equivalent to R$1,615,140 on the transaction date) was made.
2)	Acquired in March 2018, for the amount of R$307,876, upon the payment of R$267,876, with the remainder updated at the IPCA, adjusted for possible losses incurred up to the payment date, with maturity in March 2028.
3)	On August 2014, the Company acquired Vale Florestar S.A. through VFFIP, for a total amount of R$528,941 upon the payment of R$44,998, and the remainder with maturity up to August 2029. The annual settlements, carried out in the month of August, are subject to interest and updated by the variations of the US Dollar exchange rate, and partially updated by the IPCA.